Commitments and contingencies - Subsidiaries - Sociedad Minera El Brocal S.A.A (Details)											12 Months Ended
	Nov. 28, 2022 USD ($)	Nov. 28, 2022 PEN (S/)	Aug. 31, 2022 USD ($) item	Aug. 31, 2022 PEN (S/) item	May 21, 2021 USD ($)	May 21, 2021 PEN (S/)	Dec. 30, 2020 USD ($) item	Dec. 30, 2020 PEN (S/) item	Dec. 18, 2020 USD ($)	Dec. 18, 2020 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/) item	Dec. 31, 2022 PEN (S/)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Oct. 25, 2022 USD ($)	Oct. 25, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Jan. 07, 2021 USD ($)	Jan. 07, 2021 PEN (S/)	Jan. 05, 2021 USD ($)	Jan. 05, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 30, 2020 PEN (S/)	Jan. 27, 2020 USD ($)	Jan. 27, 2020 PEN (S/)	Jan. 08, 2015 USD ($)	Jan. 08, 2015 PEN (S/)	Jun. 18, 2014 USD ($)	Jun. 18, 2014 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability											$ 10,827,000		$ 10,364,000		S/ 41,358,000							S/ 39,590,000
La Zanja [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount disbursed recorded as an account receivable																				$ 2,353,000	S/ 8,959,000
El Brocal
Disclosure of Commitments and contingencies [Line Items]
Contingent liability											2,188,000		1,062,000		8,333,000							S/ 4,044,000
Amount disbursed recorded as an account receivable																							$ 2,067,000	S/ 7,871,000
Rio seco
Disclosure of Commitments and contingencies [Line Items]
Amount disbursed recorded as an account receivable																$ 609,000	S/ 2,318,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																									$ 394,227,000	S/ 1,505,948,000
Contingent liability											2,749,000				10,500,000
SUNAT. | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Amount of fine returned											789,000	S/ 3,003,000
Accounts receivable											1,278,000				4,868,000
SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Depreciation of the tailings					$ 1,575,000	S/ 6,018,000			$ 1,575,000	S/ 6,108,000
Amount of fine returned											121,000	S/ 459,000
Accounts receivable											$ 262,000				S/ 997,000
Development cost					$ 1,410,000	S/ 5,384,000
Year 2011 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Income tax payable																																		$ 2,188,000	S/ 8,067,533
Year 2012 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Tax assessment value																																$ 2,108,000	S/ 4,030,000
Year 2014 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned							2	2
Year 2014 [Member] | SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Contingent liability							$ 2,854,000																						S/ 10,902,000
Development cost							$ 4,341,000	S/ 16,582,000
Year 2015 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned														2
Amount disbursed recorded as an account receivable																														$ 382,000	S/ 1,456,000
Year 2015 [Member] | SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																											$ 893,000	S/ 3,412,000
Development cost													$ 3,647,000	S/ 13,930,000
Ifrs Tax Year 2018 [Member] | SUNAT. | La Zanja [Member]
Disclosure of Commitments and contingencies [Line Items]
Depreciation of the tailings	$ 2,036,000	S/ 7,777,000
Development cost	$ 1,240,000	S/ 4,738,000
Year 2020 [Member] | SUNAT. | Rio seco
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																		$ 754,000	S/ 2,882,000
Year 2016 [Member] | SUNAT. | El Brocal
Disclosure of Commitments and contingencies [Line Items]
Number of tailings depreciation rate questioned			2	2
Year 2016 [Member] | SUNAT. | El Brocal | Development cost of Smelter Project
Disclosure of Commitments and contingencies [Line Items]
Development cost			$ 5,335,000	S/ 20,380,000